SCHEDULE III - SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) property
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	491
Fair value	$ 61,455
Debt	37,062
Commercial Development properties and land/parking lots
Real Estate And Accumulated Depreciation By Property [Line Items]
Fair value	3,132
Development properties and land
Real Estate And Accumulated Depreciation By Property [Line Items]
Debt	979
Corporate facilities
Real Estate And Accumulated Depreciation By Property [Line Items]
Debt	8,987
Hospitality
Real Estate And Accumulated Depreciation By Property [Line Items]
Debt	5,542
Deferred finance costs	$ 249
Core Office
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	70
Fair value	$ 24,212
Debt	$ 13,921
Core Office | United States
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	36
Fair value	$ 14,365
Debt	$ 8,412
Core Office | Canada
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	20
Fair value	$ 4,601
Debt	$ 1,941
Core Office | Australia
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	10
Fair value	$ 2,618
Debt	$ 1,994
Core Office | Europe
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	3
Fair value	$ 2,539
Debt	$ 1,522
Core Office | Brazil
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	1
Fair value	$ 89
Debt	$ 52
Dubai
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	55
Fair value	$ 18,959
Debt	$ 9,627
Opportunistic Office
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	101
Fair value	$ 7,877
Debt	$ 4,862
Opportunistic Retail
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	19
Fair value	$ 1,936
Debt	$ 1,275
Multifamily
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	23
Fair value	$ 1,526
Debt	$ 1,200
Student Housing
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	55
Fair value	$ 3,056
Debt	$ 1,601
Manufactured Housing
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	165
Fair value	$ 3,676
Debt	$ 2,557
Mixed-Use
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	3
Fair value	$ 213
Debt	$ 2,019